UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.6% (1.6% of Total Investments)
$ 10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/17 at 100.00	AA+	$ 8,716,680
	2007A, 4.500%, 1/01/43 (WI/DD, Settling 2/03/11) – AMBAC Insured
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%,	8/12 at 100.00	AAA	2,658,775
	2/01/42 (Pre-refunded 8/01/12) – FGIC Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	450,279
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	15,712,420
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	4/11 at 100.00	Caa3	5,106,981
	FGIC Insured
38,420	Total Alabama			32,645,135
	Arizona – 2.0% (1.3% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,002,100
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	1,955,820
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	971,600
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA+	2,779,890
	5.000%, 10/01/29 – AGC Insured
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA+ (4)	1,132,040
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – AGM Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032, 14.745%,	7/17 at 100.00	AA+	2,101,424
	7/01/26 – AGM Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,156,578
	Series 2004, 5.000%, 7/01/27 – NPFG Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	13,524,130
	2005, 4.750%, 7/01/25 – NPFG Insured
28,840	Total Arizona			25,623,582
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A1	2,565,091
	9/01/35 – AMBAC Insured
	California – 25.9% (16.6% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	A–	2,971,808
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AA	10,122,100
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	32,143,498
20,000	5.375%, 5/01/18 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	Aaa	21,429,000
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	34,316
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	28,597
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,670	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	3,853,463
2,795	5.000%, 12/01/27 – NPFG Insured (UB)	12/14 at 100.00	AAA	2,855,372
10,150	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	9,249,086
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	3,333,085
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
20,000	Cucamonga County Water District, San Bernardino County, California, Certificates of	9/11 at 101.00	AA–	18,451,000
	Participation, Water Shares Purchase, Series 2001, 5.125%, 9/01/35 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	5,774,035
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – NPFG Insured
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	8,158,500
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	A–	1,222,931
	Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA+	2,403,576
	11/01/24 – AGM Insured
5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	4,262,850
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	2,746,466
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AA+	20,669,600
	5.000%, 7/01/21 – AGM Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	3,035,340
	5.000%, 7/01/24 – FGIC Insured
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA+	3,006,692
	AGC Insured
5,515	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	A	5,317,453
	(Alternative Minimum Tax)
690	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 (Pre-refunded	11/12 at 100.00	A (4)	743,082
	11/01/12) – FGIC Insured
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/11 at 101.00	N/R	12,786,900
5,000	5.125%, 6/15/33 – AMBAC Insured	12/11 at 101.00	N/R	4,100,800
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	BBB	1,738,439
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AA+	5,882,880
	Series 2003, 5.000%, 7/01/26 – AGM Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AA+	3,092,334
	5.000%, 8/01/22 – AGM Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,562,425
	2005B, 4.750%, 12/01/21 – FGIC Insured
13,710	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	13,574,134
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/26 – NPFG Insured
	(Alternative Minimum Tax)
1,220	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/15 at 100.00	AA+	1,273,216
	Series 2005A, 5.000%, 7/01/22 – NPFG Insured
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+	2,989,610
	2001, 5.125%, 7/01/36 – AMBAC Insured
8,470	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+ (4)	8,630,845
	2001, 5.125%, 7/01/36 (Pre-refunded 7/01/11) – AMBAC Insured
2,105	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A,	6/17 at 100.00	AA+	1,526,378
	3.000%, 6/15/27 – AGM Insured
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	45,909,950
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	7/11 at 100.00	Baa1	24,346,395
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa1	3,432,475
19,595	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A2	14,432,305
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	Baa1	11,587,613
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	AA+	6,033,629
	6/01/25 – AGM Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	4,531,400
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
395,255	Total California			330,243,578
	Colorado – 3.3% (2.1% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	906,433
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	AA+	1,963,061
	11/01/24 – AGM Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA–	1,012,000
	6/15/25 – NPFG Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	5,464,800
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa1	1,758,496
	Bonds, Series 2005B, 5.000%, 12/15/28 – AGM Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	Baa1	15,199,609
	9/01/23 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	Baa1	2,973,000
	NPFG Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA+ (4)	5,150,043
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA+	4,376,659
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa2	2,545,000
	5.000%, 12/01/24 – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	999,930
	FGIC Insured
69,020	Total Colorado			42,349,031
	Connecticut – 0.3% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,203,753
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 0.9% (0.6% of Total Investments)
	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue
	Bonds, Series 2003:
5,000	5.125%, 10/01/24 – FGIC Insured	10/13 at 100.00	AA–	5,154,850
5,000	5.125%, 10/01/25 – FGIC Insured	10/13 at 100.00	AA–	5,088,700
2,670	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/16 at 100.00	AA+	1,794,587
	Bonds, Series 2007, Residuals 1606, 11.381%, 10/01/30 – AMBAC Insured (IF)
12,670	Total District of Columbia			12,038,137
	Florida – 26.0% (16.6% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A1	1,259,463
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	6/11 at 100.00	Aaa	975,439
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
	(Alternative Minimum Tax)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	Aa3	4,079,645
	7/01/19 – NPFG Insured
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	2,183,648
	AMBAC Insured
4,500	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AA	4,534,290
	10/01/24 – NPFG Insured
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – SYNCORA GTY Insured (UB)	11/17 at 100.00	AAA	5,125,586
12,585	5.000%, 11/01/32 – SYNCORA GTY Insured (UB)	11/17 at 100.00	AAA	12,076,440
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – AGM Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA	1,260,832
1,000	5.400%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA	1,000,260
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – AGM Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA	1,040,686
1,400	5.400%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA	1,400,364
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA–	1,528,050
	NPFG Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	A1	3,034,710
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA	1,231,218
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA	1,890,113
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	4/11 at 100.00	A2	1,104,301
	NPFG Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	N/R	982,873
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	N/R	492,922
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A1	1,269,150
1,095	5.000%, 10/01/23 – NPFG Insured	10/13 at 100.00	A1	1,108,688
1,225	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,236,478
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20	4/12 at 101.00	A1 (4)	1,654,847
	(Pre-refunded 4/01/12) – NPFG Insured
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	Baa1	2,503,600
	2/01/22 – NPFG Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AA+	2,367,350
	Program, Series 2005A, 5.000%, 8/01/30 – AGM Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	1,134,552
	NPFG Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	N/R (4)	4,376,267
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	7/11 at 100.00	N/R	860,900
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
2,570	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4, 0.000%,	7/11 at 27.31	Aa1	702,175
	7/01/30 – AGM Insured (Alternative Minimum Tax)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 – NPFG Insured	5/11 at 101.00	A–	3,366,178
3,345	5.375%, 11/01/30 – NPFG Insured	5/11 at 101.00	A–	3,243,780
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – NPFG Insured	11/11 at 101.00	A–	1,017,130
2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund –	4/11 at 100.50	AA+	2,231,829
	Intermodal Program, Series 1999, 5.500%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)
940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	964,224
	Bonds, Series 2001C, 5.125%, 6/01/29 (Pre-refunded 6/01/11) – FGIC Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AA+	2,144,040
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E,	12/11 at 101.00	BBB	5,238,480
	4.750%, 12/01/20 (Mandatory put 12/01/11) – FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E,	6/11 at 101.00	N/R	1,510,350
	5.750%, 12/01/20 (Mandatory put 12/01/19) – FGIC Insured
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA+	1,788,170
	AGM Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	3,020,875
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	Aa2	995,700
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2	5,789,700
	7/01/29 – NPFG Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA+	2,036,780
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,013,130
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	A+	2,610,207
	7/01/22 – NPFG Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	Baa1	1,447,765
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	Baa1	1,552,773
4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/12 at 100.00	Aa2	4,364,599
	Mayo Clinic, Series 2001C, 5.500%, 11/15/36 – NPFG Insured
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AA–	1,547,473
	10/01/20 – NPFG Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Crossover Refunding Series 2007B,	10/14 at 100.00	Aa2	1,516,665
	5.000%, 10/01/24 – NPFG Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	Aa2	1,082,030
	FGIC Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AA+	1,480,581
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	N/R	1,747,975
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	N/R	2,013,440
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A2	1,248,635
	FGIC Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A–	1,516,423
	AMBAC Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A3	848,040
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	Aa3	2,752,050
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 –	10/13 at 100.00	Aa2	2,106,580
	NPFG Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 – NPFG Insured	10/13 at 100.00	Aa3	1,473,957
1,000	5.250%, 10/01/18 – NPFG Insured	10/13 at 100.00	Aa3	1,075,850
2,000	5.000%, 10/01/27 – NPFG Insured	10/13 at 100.00	Aa3	1,960,000
1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AA+	1,426,710
	Country Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 – AGM Insured (Alternative
	Minimum Tax)
2,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AA+	1,973,136
	5.125%, 10/01/35 – AGM Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
5,615	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,783,169
35,920	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	32,272,322
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	Aa3	11,628,337
	2005A, 5.000%, 6/01/32 – NPFG Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	5,018,888
	2005B, 5.000%, 6/01/25 – NPFG Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	4/11 at 57.63	A+	9,321,840
	10/01/21 – NPFG Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA+	2,693,910
	7/01/35 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	AA+	2,181,400
	5.250%, 10/01/22 – AGM Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	Baa1	1,234,724
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	Baa1	1,928,269
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AA+	1,870,360
	AGM Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA–	971,560
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AA	3,358,493
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,348,075
	SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	Aa3	2,550,625
7,820	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	7,902,188
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	Aa3	1,769,233
	5.000%, 10/01/20 – NPFG Insured
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	AA+	1,068,483
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative
	Minimum Tax)
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA–	2,185,002
	8/01/24 – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	2,914,680
	8/01/27 – NPFG Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA	7,377,920
	10/01/14 – AMBAC Insured
1,470	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993,	No Opt. Call	Aa1	1,484,347
	5.250%, 6/01/11 – FGIC Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	Aa3	1,058,470
500	5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	Aa3	521,525
500	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	Aa3	512,245
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA+	2,864,190
	10/01/36 – AGM Insured
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,225	5.000%, 8/15/18 – AGM Insured	8/13 at 100.00	Aa3	2,277,688
1,300	5.000%, 8/15/21 – AGM Insured	8/13 at 100.00	Aa3	1,308,710
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	Aa3	1,177,114
	FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	838,130
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 – NPFG Insured	5/12 at 100.00	Aa3	1,239,944
1,980	5.250%, 5/01/17 – NPFG Insured	5/12 at 100.00	Aa3	2,063,101
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
3,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA+	3,308,270
3,775	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA+	3,650,916
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29	9/11 at 34.97	AA– (4)	3,486,200
	(Pre-refunded 9/01/11) – NPFG Insured
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	BBB (4)	2,024,529
	(Pre-refunded 9/01/13) – NPFG Insured
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 –	9/14 at 100.00	Aa3	1,026,490
	NPFG Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	Aa3	1,897,066
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	BBB	1,443,477
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	BBB	808,631
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	BBB	519,000
5,730	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	A (4)	6,715,904
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Baa1	4,017,881
	1992, 6.000%, 10/01/19 – NPFG Insured
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA+	4,263,791
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	5,559,900
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,392,096
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	10/13 at 100.00	Aa3	1,565,521
1,555	5.125%, 10/01/21 – AGM Insured	10/13 at 100.00	Aa3	1,625,675
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,411,600
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	A+	1,255,944
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA+	387,540
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	6/11 at 100.00	Aaa	1,520,205
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,255	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	N/R	8,649,785
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	Aa2	1,407,667
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,161,670
	8/01/24 – AGM Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA+	2,049,500
12,000	Volusia County, Florida, School Board Certificates of Participation, Series 2007, 5.000%,	8/17 at 100.00	Aa3	10,763,880
	8/01/32 – AGM Insured (UB)
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,799,851
	12/01/24 – AGM Insured
355,645	Total Florida			331,958,033
	Georgia – 2.0% (1.3% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA+	1,019,770
	AGM Insured
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA+	9,919,500
	AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	Aa2	2,560,580
	4.000%, 8/01/26
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA–	1,596,562
	Safety Project, Series 2004, 5.250%, 9/01/23 – NPFG Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,813,531
1,135	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,197,164
4,500	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	4,261,995
960	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	2/11 at 100.00	A–	961,814
	Systems, Series 1996, 5.250%, 8/01/13 – NPFG Insured
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	Aa3	2,159,438
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured (Alternative
	Minimum Tax)
25,885	Total Georgia			25,490,354
	Idaho – 0.2% (0.1% of Total Investments)
50	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aaa	52,327
30	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-2, 6.900%, 7/01/26	No Opt. Call	Aaa	30,476
	(Alternative Minimum Tax)
125	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	7/11 at 100.00	Aaa	125,689
	(Alternative Minimum Tax)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	1,031,690
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,089,910
2,270	Total Idaho			2,330,092
	Illinois – 6.2% (4.0% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AA+	1,111,583
7,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	No Opt. Call	AA+	6,732,390
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Refunding Bonds, O’Hare
	International Airport, Series 2001E:
4,615	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	4,666,596
4,870	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	4,921,135
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	7,252,344
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
7,025	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	5,248,518
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
10,000	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/11 at 100.00	Baa1	9,991,300
	5/15/21 – NPFG Insured
2,095	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	6/11 at 100.00	Baa1	1,964,209
	5.800%, 6/01/30 – NPFG Insured
22,510	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 –	2/12 at 100.00	A+	20,697,495
	FGIC Insured
20,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	1,904,200
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	3,699,906
	Project, Series 2002A, 0.000%, 12/15/35 – NPFG Insured
5,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,826,386
	Project, Tender Option Bond Trust 3861, 13.454%, 6/15/42 (WI/DD, Settling 2/03/11) (IF)
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	Aaa	4,396,022
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	Aaa	2,421,358
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	AAA	1,564,280
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
122,955	Total Illinois			79,397,722
	Indiana – 4.4% (2.8% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AA+ (4)	2,227,458
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	4,384,950
	5.000%, 12/01/37
8,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	7,232,880
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	No Opt. Call	AA+	4,801,050
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	7,591,800
	AMBAC Insured
5,300	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA+	5,441,616
	5.500%, 1/01/38 – AGC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,465,475
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AA+ (4)	1,491,554
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – AGM Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AA–	4,977,250
	Project, Series 2003, 5.000%, 1/15/28 – AMBAC Insured
10,000	Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%, 7/01/19 (Pre-refunded	1/12 at 100.00	Aaa	10,418,100
	1/01/12) – NPFG Insured
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	Aa3 (4)	4,081,576
	Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – AGM Insured
68,625	Total Indiana			56,113,709
	Kansas – 0.7% (0.4% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – AGM Insured	9/14 at 101.00	AA+	2,147,886
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 – AGM Insured	9/14 at 100.00	Aa3	2,127,025
4,835	5.000%, 9/01/29 – AGM Insured	9/14 at 100.00	Aa3	4,684,051
9,035	Total Kansas			8,958,962
	Kentucky – 3.1% (2.0% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aa2	4,037,571
	Series 2004, 5.000%, 6/01/20 – NPFG Insured
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA+	4,263,717
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA+	10,441,200
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	7,645,725
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AA–	13,068,783
	System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – NPFG Insured
38,210	Total Kentucky			39,456,996
	Louisiana – 4.6% (2.9% of Total Investments)
5,000	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	3/11 at 101.00	BBB	4,766,250
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	A+	3,168,597
	NPFG Insured
4,530	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	4,535,391
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	2,433,552
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	4,454,161
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aa1	5,023,350
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	3,006,234
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	30,922,845
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.655%,	5/16 at 100.00	Aa1	17,722
	5/01/34 – FGIC Insured (IF)
63,433	Total Louisiana			58,328,102
	Maine – 0.3% (0.2% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	Aaa	3,262,830
	7/01/28 (Pre-refunded 7/01/13) – AGM Insured
	Maryland – 0.4% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	4,610,384
	9/01/28 – SYNCORA GTY Insured
	Massachusetts – 5.5% (3.5% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	4,501,395
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/12 at 101.00	A (4)	23,666,850
	Series 2002A, 5.375%, 1/01/42 (Pre-refunded 1/01/12) – AMBAC Insured
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	5,668,082
	Tender Option Bond Trust 2010-20W, 13.253%, 12/15/34 (IF)
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	11,504,350
	5.000%, 8/15/23 – AGM Insured (UB)
15,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	16,765,800
	1/01/23 (Pre-refunded 1/01/14) – FGIC Insured
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	6,363,288
	8/01/46 – AGM Insured (UB) (5)
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	A+ (4)	1,719,480
	2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured
67,085	Total Massachusetts			70,189,245
	Michigan – 2.2% (1.4% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AA+	5,449,703
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	10/11 at 100.00	Baa1	5,643,720
7,420	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	4/11 at 100.00	A+	6,855,709
	7/01/27 – NPFG Insured
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	Aa1	1,161,427
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	A–	9,311,000
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured
29,995	Total Michigan			28,421,559
	Minnesota – 2.3% (1.5% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AA+	5,256,250
	2008B, 6.500%, 11/15/38 – AGC Insured
5,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AAA	5,804,400
	5.000%, 8/01/18
4,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA+	4,355,200
	2009A, 5.000%, 1/01/15 – AGC Insured
12,950	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	12/11 at 102.00	N/R (4)	13,896,645
	Marian Center Project, Series 2001A, 6.450%, 6/20/43 (Pre-refunded 12/20/11)
26,950	Total Minnesota			29,312,495
	Nebraska – 2.4% (1.5% of Total Investments)
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	24,604,545
	FGIC Insured (UB)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds,	4/19 at 100.00	AA+	5,055,600
	Series 2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AA+	1,012,360
	AGM Insured
33,125	Total Nebraska			30,672,505
	Nevada – 7.0% (4.5% of Total Investments)
8,475	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+	8,257,447
	Series 2002, 5.000%, 6/01/32 – NPFG Insured
3,630	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+ (4)	3,921,090
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured
14,140	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA+	13,136,626
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	7,211,766
	7/01/25 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,000	5.625%, 1/01/34 – AMBAC Insured (6)	1/12 at 100.00	N/R	3,357,300
11,400	5.375%, 1/01/40 – AMBAC Insured (6)	7/11 at 100.00	N/R	2,550,978
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	A	13,049,537
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded	6/12 at 100.00	A3 (4)	26,911,608
	6/01/12) – FGIC Insured
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	N/R (4)	10,596,900
	Corridor Project, Series 2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured
110,300	Total Nevada			88,993,252
	New Jersey – 4.3% (2.8% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	2,038,920
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,290,748
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	3,932,198
3,850	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	3,908,982
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA+	26,926,118
	AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	8,753,333
2,000	5.000%, 1/01/23 (WI/DD, Settling 2/03/11) – AGM Insured	7/13 at 100.00	AA+	2,061,100
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 (WI/DD, Settling	1/15 at 100.00	AA+	3,511,298
	2/03/11) – AGM Insured
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa2	1,454,940
	Series 2005, 5.250%, 1/01/26 – AGM Insured
52,850	Total New Jersey			54,877,637
	New Mexico – 1.3% (0.8% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	Aa3	3,695,539
	5.000%, 6/15/25 – NPFG Insured
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A,	6/17 at 100.00	AA+	13,079,664
	5.000%, 6/01/36 – AGM Insured
17,260	Total New Mexico			16,775,203
	New York – 7.8% (5.0% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,891,976
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	7,209,539
	University, Series 2010A, 5.000%, 7/01/35
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,442,387
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,897,279
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A–	12,528,125
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	5,898,258
	5/01/33 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	AA–	1,564,950
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	5,000,450
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,023,155
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA+	2,846,532
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	5,217,750
	AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	10,034,700
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A+	4,979,000
	AMBAC Insured
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	13,822,340
	AGM Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,040,540
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,095,600
3,650	New York State Urban Development Corporation, State Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	3,720,664
	5.000%, 3/15/25 – AGM Insured (UB)
10,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	Aa3	9,772,100
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – NPFG Insured
101,450	Total New York			99,985,345
	North Carolina – 1.3% (0.9% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 – FGIC Insured	5/14 at 100.00	AA–	2,190,484
2,575	5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	AA–	2,580,923
5,250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AA+	5,608,155
	1/01/16 – AGM Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,275,734
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,351,872
16,440	Total North Carolina			17,007,168
	North Dakota – 0.5% (0.3% of Total Investments)
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,277,510
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,392,994
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,056,940
6,550	Total North Dakota			6,727,444
	Ohio – 3.9% (2.5% of Total Investments)
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 –	6/14 at 100.00	A+	2,677,216
	FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	2,292,900
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/22 –	6/14 at 100.00	BBB+	2,412,547
	AMBAC Insured
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Baa1	2,225,529
	NPFG Insured
19,595	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A1	16,134,131
	AMBAC Insured
20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	5/11 at 100.50	AA–	18,411,600
	5.375%, 11/15/39 – AMBAC Insured
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aa2 (4)	3,347,940
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA+	1,936,660
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
53,935	Total Ohio			49,438,523
	Oklahoma – 2.4% (1.5% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,569,965
	7/01/24 – AMBAC Insured
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,500	5.000%, 7/01/40 (WI/DD, Settling 2/09/11)	7/21 at 100.00	AAA	1,507,800
1,000	5.375%, 7/01/40 (WI/DD, Settling 2/09/11)	No Opt. Call	AAA	1,042,910
1,560	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	1,587,316
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
21,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	17,639,160
	1/01/47 – FGIC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	Aa3	4,913,282
	AMBAC Insured
33,440	Total Oklahoma			30,260,433
	Oregon – 0.2% (0.1% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA+	2,571,808
	5.000%, 5/01/25 – AGM Insured
	Pennsylvania – 5.2% (3.3% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010,	No Opt. Call	AA+	2,074,936
	5.000%, 6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA+	7,996,404
	5.000%, 6/01/26 – AGM Insured (UB)
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA+	5,040,578
	5.000%, 1/01/40 – AGM Insured
1,565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,539,616
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A+	1,753,182
	2005A, 5.000%, 5/01/28 – NPFG Insured
11,740	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA+	10,437,682
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,651,723
	AMBAC Insured
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA+	9,555,100
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA+	6,517,409
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA+	5,058,425
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa2	6,369,336
	Series 2005B, 5.000%, 2/15/30 – AGM Insured
3,285	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA+	3,418,240
	5.000%, 1/15/22 (WI/DD, Settling 2/04/11) – AGM Insured
3,450	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA+	3,567,714
	5.000%, 1/15/25 – AGM Insured (UB)
68,375	Total Pennsylvania			65,980,345
	Puerto Rico – 0.8% (0.5% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AAA	2,881,225
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	A3	2,005,520
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	A3	1,527,773
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	4,390,920
	8/01/42 – NPFG Insured
42,050	Total Puerto Rico			10,805,438
	Rhode Island – 0.3% (0.2% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/11 at 100.00	Baa1	2,197,919
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 –
	NPFG Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A1	1,442,949
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured
3,600	Total Rhode Island			3,640,868
	South Carolina – 5.4% (3.5% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	No Opt. Call	AA+	14,743,467
	Trust 1181, 9.466%, 8/01/15 – AGM Insured (IF)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	A+	9,802,500
	2002, 5.000%, 6/01/27 – NPFG Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – NPFG Insured	8/14 at 100.00	Baa1	2,043,600
2,605	5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	Baa1	2,640,897
2,385	5.250%, 8/15/25 – NPFG Insured	8/14 at 100.00	Baa1	2,397,164
375	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	Aaa	333,071
	1/01/13 – AMBAC Insured (ETM)
5,880	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	N/R	5,372,732
	1/01/13 – AMBAC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	8,004,640
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	9,067,800
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured (Alternative
	Minimum Tax)
17,500	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	15,032,500
	10/01/34 – SYNCORA GTY Insured
73,395	Total South Carolina			69,438,371
	Tennessee – 0.5% (0.3% of Total Investments)
6,455	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AA+	6,463,650
	5.500%, 3/01/18 – AGM Insured (Alternative Minimum Tax)
	Texas – 9.6% (6.2% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA+	4,294,831
	AGM Insured
436	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	Aaa	446,733
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 – AMBAC Insured (Alternative Minimum Tax)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	5/11 at 100.00	A+	12,505,125
	11/01/35 – NPFG Insured (Alternative Minimum Tax)
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	Baa1	20,420,500
	2001B, 5.250%, 11/15/40 – NPFG Insured
4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	4,708,321
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,166,800
5,000	5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,146,200
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	A2	15,065,925
	Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured
900	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/11 at 100.00	AA+	873,081
	AGM Insured (Alternative Minimum Tax)
23,865	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	N/R (4)	24,461,625
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 (Pre-refunded
	8/15/11) – AMBAC Insured
	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A:
140	5.000%, 5/15/21 (Pre-refunded 5/15/11) – NPFG Insured	5/11 at 100.00	A1 (4)	141,865
5,105	5.000%, 5/15/21 (Pre-refunded 5/15/11) – NPFG Insured	5/11 at 100.00	A1 (4)	5,172,999
2,960	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	A1	2,985,634
	5.000%, 5/15/21 – NPFG Insured
	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,
	Series 2001B:
3,205	5.500%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,245,832
3,375	5.500%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,408,008
7,205	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/15	7/11 at 101.00	A+ (4)	7,401,697
	(Pre-refunded 7/01/11) – FGIC Insured (Alternative Minimum Tax)
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	Baa1	6,789,413
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	5/11 at 100.00	AA–	1,857,462
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
129,657	Total Texas			123,092,051
	Utah – 1.3% (0.9% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	AA– (4)	2,196,840
	7/01/13) – FGIC Insured
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 –	6/18 at 100.00	AAA	15,040,350
	AGM Insured (UB)
17,000	Total Utah			17,237,190
	Virginia – 1.3% (0.9% of Total Investments)
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AA+	1,129,558
	Facilities, Series 2003A, 5.250%, 12/15/20 – AGM Insured
4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AA–	5,007,561
	5.500%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)
1,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA+	922,290
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 – AGM Insured
10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1,	7/11 at 100.00	AAA	10,004,500
	5.375%, 7/01/36 – NPFG Insured (UB)
16,875	Total Virginia			17,063,909
	Washington – 4.4% (2.8% of Total Investments)
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA–	2,449,200
	Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+	3,618,265
	5.000%, 10/01/24 – FGIC Insured
5,000	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 13.706%,	1/19 at 100.00	AA+	5,237,150
	1/01/39 – AGC Insured (IF)
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	16,517,370
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.266%,	7/17 at 100.00	AA+	4,047,150
	7/01/32 – AGM Insured (IF)
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	5,209,608
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	3,976,980
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,146,643
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,324,234
5,945	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.233%, 7/01/14 –	No Opt. Call	AA+	6,040,774
	AGM Insured (IF)
54,805	Total Washington			55,567,374
	West Virginia – 0.7% (0.5% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	9,399,500
	5.000%, 6/15/40
	Wisconsin – 2.3% (1.5% of Total Investments)
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/11 at 100.00	Baa1	14,145,300
	Series 1997, 5.750%, 2/15/27 – NPFG Insured
290	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AA	313,403
2,600	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded	5/14 at 100.00	Aa2 (4)	2,940,392
	5/01/14) – FGIC Insured
10,945	Wisconsin State, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	AA	11,611,660
28,835	Total Wisconsin			29,010,755
$ 2,247,480	Total Long-Term Investments (cost $2,059,291,852) – 156.0%			1,991,507,559
	Short-Term Investments – 0.2% (0.1% of Total Investments)
	North Carolina – 0.2% (0.1% of Total Investments)
$ 2,500	Sampson County, North Carolina, Certificates of Participation, Series 2006, Variable Rate Demand	No Opt. Call	A–1	2,500,000
	Obligations, Series 112, 0.390%, 6/01/34 (7)
	Total Short-Term Investments (cost $2,500,000)			2,500,000
	Total Investments (cost $2,061,791,852) – 156.2%			1,994,007,559
	Floating Rate Obligations – (9.7)%			(123,528,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (52.3)% (8)			(667,200,000)
	Other Assets Less Liabilities – 5.8%			73,647,331
	Net Assets Applicable to Common Shares – 100%			$ 1,276,926,557

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,991,507,559	$—	$1,991,507,559
Short-Term Investments	—	2,500,000	—	2,500,000
Total	$—	$1,994,007,559	$—	$1,994,007,559

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $1,944,108,623.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$46,102,925
Depreciation	(119,727,490)
Net unrealized appreciation (depreciation) of investments	$(73,624,565)

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011